Supplemental Disclosures of Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosures of Cash Flow Information [Abstract]
Interest Paid	$ 257	$ 288	$ 535	$ 486	$ 470
Income Taxes Paid, Net	141	40	233	103	114
IPO Underwriting Expenses			27
IPO Other Offering Expenses			12
Non-cash capital lease asset reduction		(44)	(44)		(76)
Non-cash capital lease obligation reduction		(48)	(48)		(73)
Debt issuance cost			189
Accrued Debt Issuance Costs			9
Non-Cash Capital Lease Asset Increase	11			15
Non-Cash Capital Lease Obligation Increase	$ 11			$ 15